SCHEDULE OF WARRANTS TRANSACTIONS (Details) - ₪ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance		7,289,885	1,277,464
Weighted average exercise price, warrants, beginnging balance		₪ 6.1280	₪ 2.5200
Number of warrants outstanding, Exercise of warrants		(15,000)	(182,142)
Weighted average exercise price, Exercise of warrants		₪ 5.124	₪ 2.5200
Number of warrants outstanding, Finders' Fee Warrants			100,000
Weighted Average Exercise Price, Finders' Fee Warrants			₪ 7.1418
Number of warrants outstanding, ending balance		5,966,204	7,289,885
Weighted average exercise price, warrants, ending balance		₪ 11.0318	₪ 6.1280
Exercise of Warrants One [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(80,000)
Weighted average exercise price, Exercise of warrants		₪ 7.1418
Exercise of Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(14,502)
Weighted average exercise price, Exercise of warrants		₪ 5.124
Exercise of Warrants Three [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(145,011)
Weighted average exercise price, Exercise of warrants		₪ 5.124
Exercise of Warrants Four [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(45,000)
Weighted average exercise price, Exercise of warrants		₪ 7.1418
Exercise of Warrants Five [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(14,502)
Weighted average exercise price, Exercise of warrants		₪ 5.124
Exercise of Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(33,333)
Weighted average exercise price, Exercise of warrants		₪ 7.1418
Exercise of Warrants Seven [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(15,000)
Weighted average exercise price, Exercise of warrants		₪ 5.124
Exercise of Warrants Eight [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(55,000)
Weighted average exercise price, Exercise of warrants		₪ 7.1418
Exercise of Warrants Nine [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(100,000)
Weighted average exercise price, Exercise of warrants		₪ 7.1418
Exercise of Warrants Ten [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(595,231)
Weighted average exercise price, Exercise of warrants		₪ 7.1418
Exercise of Warrants Eleven [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants	[1]	(1,095,322)
Weighted average exercise price, Exercise of warrants	[1]	₪ 2.5200
Exercise of Warrants Twelve [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(7,251)
Weighted average exercise price, Exercise of warrants		₪ 5.124
Exercise of Warrants Thirteen [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(31,776)
Weighted average exercise price, Exercise of warrants		₪ 7.1418
Exercise of Warrants Fourteen [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Exercise of warrants		(382,415)
Weighted average exercise price, Exercise of warrants		₪ 7.1418
January 2020 Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued			277,779
Weighted Average Exercise Price, warrants issued			₪ 5.124
November Two Thousand Twenty Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued			4,450,153
Weighted Average Exercise Price, warrants issued			₪ 7.1418
December 2020 Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued			1,366,631
Weighted Average Exercise Price, warrants issued			₪ 7.1418
April 2021 Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		221,100
Weighted Average Exercise Price, warrants issued		₪ 29.025
May 2021 Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		1,084,562
Weighted Average Exercise Price, warrants issued		₪ 29.025

[1]	As of December 31, 2021, the Company had outstanding warrants, enabling the holders to acquire common shares as follows: